Discontinued operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Discontinued operations
—
Note 3
Discontinued operations
In 2020, the Company completed

the divestment of its Power

Grids business to Hitachi Ltd (Hitachi).

As this
divestment represented a strategic shift

that would have a major effect on

the Company’s operations and
financial results, the results of operations

for this business were presented

as discontinued operations.
Certain of the business contracts

in the Power Grids business

continue to be executed by subsidiaries

of the
Company for the benefit/risk of Hitachi

Energy Ltd (Hitachi Energy).

The remaining business activities

of the
Power Grids business being executed

by the Company are not significant.
In connection with the divestment,

the Company recorded liabilities

in discontinued operations

for the initial
estimated future costs and other cash

payments of $
487

million for various contractual items

relating to the
sale of the business. In 2021, the Company

and Hitachi concluded

an agreement to settle the various
amounts owed by the Company. During 2023, 2022 and

2021, total cash payments of $
23

million,
$ 102

million and $
364

million, respectively, were made under the settlement agreement.

Upon closing of the sale, the Company

entered into various transition

services agreements (TSAs), some

of
which continue to have services performed.

Pursuant to these TSAs, the Company

and Hitachi Energy
provide to each other, on a transitional basis,

various services. The services provided

by the Company
primarily include finance, information

technology, human resources and certain other administrative services.
The TSAs were to be performed for up

to
3

years with the possibility

to agree on extensions on an
exceptional basis for business-critical

services which are reasonably

necessary to avoid a material adverse
impact on the business. The TSA for

information technology

services was extended until mid-2025.

In 2023,
2022

and 2021, the Company recognized,

within its continuing operations,

general and administrative
expenses incurred to perform the

TSAs, offset by $
121

million, $
162

million and $
173

million, respectively, in
TSA-related income for such services

that is reported in Other income (expense),

net.